Provisions - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
PROVISIONS	€ 13,987	€ 13,225	€ 14,686	€ 14,489	€ 14,459
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
PROVISIONS	6,358	5,558	6,345	6,345	6,576
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
PROVISIONS	1,382	1,239	1,686	1,686	1,712
Provision for taxes and other legal contingencies
Disclosure of provision matrix [line items]
PROVISIONS	3,057	3,174		3,181
Provision for contingent liabilities and commitments
Disclosure of provision matrix [line items]
PROVISIONS	739	779	€ 814	617	€ 459
Other provisions member
Disclosure of provision matrix [line items]
PROVISIONS	€ 2,451	€ 2,475		€ 2,660

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).